Summary of Significant Accounting Policies - Significant Concentrations of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets Total | Credit Concentration Risk
Concentration Risk [Line Items]
Total loans (as a percent)	37.00%	37.00%